--------------------------------------------------------------------------------
                   Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


                   T. Rowe Price

                                Equity
                                Index 500
                                Fund
                                -------------
                                June 30, 2000
                                -------------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited

--------------------
Financial Highlights                                                     For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------

                                     6 Months           Year
                                        Ended          Ended
                                      6/30/00       12/31/99       12/31/98       12/31/97       12/31/96     12/31/95
NET ASSET VALUE
Beginning of period              $      39.56   $      33.38   $      26.38   $      20.34   $      17.21   $    13.09

Investment activities
  Net investment
  income (loss)                          0.17*          0.34*          0.33*          0.35*          0.38*        0.39*
  Net realized and
  unrealized gain (loss)                (0.38)          6.49           7.10           6.28           3.47         4.43
  Total from
  investment activities                 (0.21)          6.83           7.43           6.63           3.85         4.82

Distributions
  Net investment income                 (0.16)         (0.34)         (0.34)         (0.34)         (0.38)       (0.40)
  Net realized gain                     (0.03)         (0.31)         (0.09)         (0.25)         (0.34)       (0.30)

  Total distributions                   (0.19)         (0.65)         (0.43)         (0.59)         (0.72)       (0.70)

NET ASSET VALUE
End of period                    $      39.16   $      39.56   $      33.38   $      26.38   $      20.34   $    17.21
                                 =====================================================================================

Ratios/Supplemental Data

Total return.                           (0.54%)*       20.64%*        28.31%*        32.87%*        22.65%*      37.16%*
Ratio of total expenses to
average net assets                       0.35%*+        0.40%*         0.40%*         0.40%*         0.40%*       0.45%*
Ratio of net investment
income (loss) to average
net assets                               0.87%*+        0.98%*         1.17%*         1.49%*         2.05%*       2.54%*
Portfolio turnover rate                  10.0%+          5.2%           4.7%           0.7%           1.3%         1.3%
Net assets, end of period
(in millions)                    $      4,555  $       5,049  $       3,347      $   1,908   $        808   $      457




 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95, a 0.40% voluntary expense limitation in effect through 12/31/99, and a 0.35% voluntary expense limitation in effect through 12/31/01.
+ Annualized



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000


------------------------
Portfolio of Investments                             Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 99.6%

BASIC MATERIALS 2.6%

Chemicals 1.4%
DuPont                                                  376,443   $       16,470
3M                                                      144,164           11,893
Dow Chemical                                            238,807            7,209
Rohm & Haas                                              79,528            2,744
PPG Industries                                           61,898            2,743
Avery Dennison                                           39,924            2,680
Air Products and Chemicals                               83,602            2,576
Union Carbide                                            48,522            2,402
Praxair                                                  57,947            2,169
Ecolab                                                   47,507            1,856
Sealed Air *                                             29,949            1,569
Vulcan Materials                                         35,700            1,524
Eastman Chemical                                         27,831            1,329
Sherwin-Williams                                         58,430            1,238
Goodyear Tire & Rubber                                   56,438            1,129
Ashland                                                  24,942              874
Engelhard                                                47,376              808
FMC *                                                    11,654              676
Great Lakes Chemical                                     20,431              643
Hercules                                                 37,886              533
W. R. Grace *                                            25,634              311
                                                                          63,376
                                                                  --------------
Forest and Paper Products 0.7%
Kimberly-Clark                                          200,238           11,489
International Paper                                     198,595            5,921
Weyerhaeuser                                             84,488            3,633
Fort James                                               79,156            1,831
Georgia-Pacific                                          61,692            1,619
Willamette Industries                                    40,455            1,102
Mead                                                     36,717              927
Westvaco                                                 36,432              904
Temple-Inland                                            20,630              866
Bemis                                                    19,125              643

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------



                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Boise Cascade                                            20,231   $          523
Pactiv *                                                 59,981              472
Louisiana-Pacific                                        37,125              404
Potlatch                                                 11,247              373
                                                                          30,707
                                                                  --------------
Gold 0.1%
Barrick Gold                                            142,683            2,595
Newmont Mining                                           59,705            1,291
Placer Dome                                             117,739            1,126
Homestake Mining                                         92,316              635
Freeport McMoRan Copper & Gold (Class B) *               57,977              536
                                                                           6,183
                                                                  --------------
Metals and Mining 0.4%
Alcoa                                                   313,078            9,079
Alcan Aluminum                                           79,683            2,470
Phelps Dodge                                             29,680            1,104
Inco *                                                   69,567            1,070
Nucor                                                    31,701            1,052
Crown Cork & Seal                                        44,529              668
Allegheny Technologies                                   34,961              629
USX-U.S. Steel                                           30,743              571
Ball                                                     11,215              361
Worthington Industries                                   32,672              343
Bethlehem Steel *                                        49,196              175
                                                                          17,522
                                                                  --------------
Total Basic Materials                                                    117,788
                                                                  --------------

BUSINESS SERVICES 0.6%

Advertising  0.3%
Omnicom                                                  64,287            5,726
Interpublic Group                                       108,864            4,681
Young & Rubicam                                          25,300            1,447
                                                                          11,854
                                                                  --------------
Business Services 0.2%
Paychex                                                 132,755            5,575
IMS Health                                              111,833            2,013
Dun & Bradstreet                                         57,041            1,633

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Ceridian *                                               51,732   $        1,245
Quintiles Transnational *                                41,800              589
                                                                          11,055
                                                                  --------------
Environmental Services 0.1%
Waste Management                                        225,702            4,288
Allied Waste *                                           67,000              670
                                                                           4,958
                                                                  --------------
Industrial Services 0.0%
Ryder System                                             21,678              411
                                                                             411
                                                                  --------------
Total Business Services                                                   28,278
                                                                  --------------
CONSUMER DISCRETIONARY 4.5%

Entertainment 1.1%
Viacom (Class B) *                                      548,464           37,398
Seagram                                                 154,982            8,989
Carnival (Class A)                                      221,258            4,315
                                                                          50,702
                                                                  --------------
Hotels 0.1%
Marriott (Class A)                                       90,557            3,266
Hilton                                                  134,215            1,258
Harrah's Entertainment *                                 47,804            1,001
                                                                           5,525
                                                                  --------------
Leisure 0.3%
Eastman Kodak                                           113,279            6,740
Harley-Davidson                                         108,900            4,193
Mattel                                                  149,317            1,969
Hasbro                                                   70,816            1,067
Brunswick                                                33,517              555
Polaroid                                                 17,119              309
                                                                          14,833
                                                                  --------------
Media 2.2%
Time Warner                                             473,453           35,982
Disney                                                  750,976           29,147
Comcast (Class A Special) *                             328,746           13,325
Clear Channel Communications *                          122,507            9,188
Gannett                                                 100,125            5,989

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Tribune                                                 106,725   $        3,735
Meredith                                                 17,986              607
General Motors (Class H) *                                    2                0
                                                                        --------
                                                                          97,973
                                                                        --------
Publishing  0.3%
McGraw-Hill                                              70,962            3,832
New York Times (Class A)                                 62,148            2,455
Dow Jones                                                32,228            2,361
Knight-Ridder                                            29,715            1,580
Harcourt General                                         25,192            1,370
R.R. Donnelley *                                         43,877              990
Deluxe                                                   27,662              652
American Greetings (Class A)                             24,007              456
                                                                        --------
                                                                          13,696
                                                                        --------
Restaurants  0.5%
McDonald's                                              488,429           16,088
Starbucks *                                              66,000            2,522
Tricon Global Restaurants *                              55,747            1,575
Darden Restaurants                                       47,203              767
Wendys                                                   41,844              745
                                                                        --------
                                                                          21,697
                                                                        --------
Total Consumer Discretionary                                             204,426
                                                                        --------
CONSUMER NONDURABLES  5.6%
Beverages  1.6%
Coca-Cola                                               894,562           51,381
PepsiCo                                                 524,890           23,325
                                                                        --------
                                                                          74,706
                                                                        --------
Food  1.4%
Unilever                                                205,112            8,820
Bestfoods                                               101,088            7,000
Heinz                                                   128,610            5,627
Sysco                                                   119,136            5,019
Campbell                                                154,159            4,490
Kellogg                                                 144,499            4,299
General Mills                                           109,978            4,207
Quaker Oats                                              48,279            3,627

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Wrigley                                                  42,185   $        3,383
ConAgra                                                 175,023            3,336
Nabisco Group Holdings                                  118,682            3,078
Coca-Cola Enterprises                                   151,798            2,476
Hershey Foods                                            49,098            2,381
Archer-Daniels-Midland                                  215,396            2,114
Supervalu                                                50,170              956
Owens-Illinois *                                         52,041              608
                                                                        --------
                                                                          61,421
                                                                        --------
Home Products  1.5%
Procter & Gamble                                        474,335           27,156
Gillette                                                381,145           13,316
Colgate-Palmolive                                       209,990           12,573
Avon                                                     87,838            3,909
Clorox                                                   84,608            3,791
Newell Rubbermaid                                       102,579            2,641
Ralston Purina                                          108,572            2,165
Fortune Brands                                           60,336            1,392
International Flavors & Fragrances                       37,757            1,140
Alberto-Culver (Class B)                                 21,401              654
Tupperware                                               19,778              435
National Service Industries                              14,514              283
                                                                        --------
                                                                          69,455
                                                                        --------
Liquor  0.3%
Anheuser-Busch                                          165,328           12,348
Brown-Forman (Class B)                                   25,164            1,353
Coors (Class B)                                          13,974              845
                                                                        --------
                                                                          14,546
                                                                        --------
Textiles and Apparel  0.3%
Sara Lee                                                326,041            6,297
NIKE (Class B)                                          100,308            3,993
V.F                                                      42,282            1,007
Liz Claiborne                                            21,294              750
Reebok *                                                 21,687              346
Russell                                                  11,098              222
Springs Industries                                        5,767              186
                                                                        --------
                                                                          12,801
                                                                        --------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Tobacco  0.5%
Philip Morris                                           829,361     $     22,030
UST                                                      59,792              878
                                                                    ------------
                                                                          22,908
                                                                    ------------
Total Consumer Nondurables                                               255,837
                                                                    ------------
DURABLE GOODS  1.1%

Construction & Real Property  0.1%
Masco                                                   162,454            2,935
Fluor                                                    27,026              855
Centex                                                   21,028              494
Kaufman & Broad                                          16,657              330
Pulte                                                    15,109              327
Armstrong Holdings                                       14,226              218
Owens Corning                                            19,070              176
                                                                    ------------
                                                                           5,334
                                                                    ------------
Consumer Durables  0.2%
Whirlpool                                                27,347            1,275
Black & Decker                                           31,990            1,258
Leggett & Platt                                          70,200            1,158
Maytag                                                   29,976            1,106
W. W. Grainger                                           33,829            1,042
                                                                    ------------
                                                                           5,839
                                                                    ------------
Motor Vehicles & Parts 0.8%
Ford Motor                                              435,637           18,732
GM                                                      194,980           11,321
Delphi Automotive Systems                               202,325            2,946
Johnson Controls                                         30,664            1,573
Dana                                                     59,649            1,264
PACCAR                                                   28,506            1,131
Navistar *                                               23,514              731
Cooper Tire & Rubber                                     25,617              285
                                                                    ------------
                                                                          37,983
                                                                    ------------
Total Durable Goods                                                       49,156
                                                                    ------------
ENERGY  5.9%

Energy Reserves & Production  4.7%
Exxon Mobil                                           1,258,782           98,814

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Royal Dutch Petroleum ADR                               772,678   $       47,568
Chevron                                                 236,634           20,070
Enron                                                   264,202           17,041
Williams Companies                                      155,391            6,478
Phillips Petroleum                                       91,440            4,635
Burlington Resources                                     79,261            3,032
Pure Resources                                           87,053            2,884
Occidental Petroleum                                    134,195            2,826
Apache                                                   41,131            2,419
Anadarko Petroleum                                       46,298            2,283
Kerr-McGee                                               34,776            2,050
Union Pacific Resources                                  92,857            2,043
Amerada Hess                                             32,374            1,999
Tosco                                                    51,900            1,469
                                                                         -------
                                                                         215,611
                                                                         -------
Oil Refining 0.6%
Texaco                                                  199,470           10,622
Conoco (Class B)                                        224,451            5,513
Coastal                                                  77,298            4,705
USX-Marathon                                            111,550            2,796
Sunoco                                                   32,795              965
                                                                          ------
                                                                          24,601
                                                                          ------
Oil Service  0.6%
Schlumberger                                            205,358           15,325
Halliburton                                             158,449            7,477
Baker Hughes                                            117,677            3,766
Rowan *                                                  33,696            1,023
McDermott International                                  21,611              190
                                                                         -------
                                                                          27,781
                                                                         -------
Total Energy                                                             267,993
                                                                         -------
FINANCIAL  12.8%
Banks  5.9%
Citigroup                                             1,219,647           73,484
Bank of America                                         601,420           25,861
Wells Fargo                                             583,380           22,606
Chase Manhattan                                         445,848           20,537
Bank of New York                                        266,037           12,371

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

FleetBoston Financial                                   330,706   $       11,244
Bank One                                                413,875           10,993
First Union                                             354,735            8,802
Firstar                                                 351,597            7,405
Fifth Third Bancorp                                     111,232            7,039
Mellon Financial                                        183,968            6,703
J. P. Morgan                                             60,212            6,631
State Street                                             57,975            6,149
U.S. Bancorp                                            271,592            5,228
Northern Trust                                           80,034            5,205
SunTrust                                                111,750            5,106
PNC Financial Services Group                            105,254            4,934
Wachovia                                                 73,471            3,986
National City                                           222,070            3,789
BB&T                                                    124,563            2,974
KeyCorp                                                 161,372            2,844
Comerica                                                 56,551            2,538
AmSouth                                                 142,716            2,248
Synovus Financial                                       100,779            1,776
Charter One Financial                                    75,628            1,739
Summit Bancorp                                           63,886            1,573
Regions Financial                                        78,828            1,564
Union Planters                                           49,724            1,389
SouthTrust                                               61,171            1,386
Old Kent Financial                                       50,195            1,343
Huntington Bancshares                                    83,517            1,323
                                                                         -------
                                                                         270,770
                                                                         -------
Financial Services  2.3%
American Express                                        484,218           25,240
Fannie Mae                                              366,087           19,105
Freddie Mac                                             248,937           10,082
Marsh & McLennan                                         96,034           10,030
MBNA                                                    289,007            7,839
Household International                                 169,642            7,051
Associates First Capital (Class A)                      263,748            5,885
Providian Financial                                      50,858            4,577
Cendant *                                               254,846            3,568
Capital One Financial                                    71,689            3,199
Aon                                                      93,469            2,903

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands
SLM Holding                                              58,271         $  2,181
Equifax                                                  51,090            1,341
Countrywide Credit                                       40,925            1,241
H&R Block                                                35,616            1,153
                                                                        --------
                                                                         105,395
                                                                        --------
Life & Health Insurance 0.6%
CIGNA                                                    60,267            5,635
American General                                         89,147            5,438
AFLAC                                                    96,300            4,424
Aetna                                                    53,468            3,432
Lincoln National                                         69,302            2,504
UNUMProvident                                            86,537            1,736
Conseco                                                 118,644            1,157
Torchmark                                                45,625            1,126
                                                                        --------
                                                                          25,452
                                                                        --------
Property & Casualty Insurance 2.1%
American International Group                            556,121           65,344
Allstate                                                279,882            6,227
Hartford Financial Services Group                        79,864            4,467
Chubb                                                    62,660            3,854
St. Paul Companies                                       82,831            2,827
Loews                                                    37,703            2,262
Jefferson Pilot                                          37,256            2,103
Progressive                                              26,745            1,979
Cincinnati Financial                                     60,135            1,892
MBIA                                                     36,714            1,769
MGIC Investment                                          38,188            1,738
SAFECO                                                   45,245              901
                                                                        --------
                                                                          95,363
                                                                        --------
Securities & Asset Management 1.7%
Morgan Stanley Dean Witter                              408,544           34,011
Charles Schwab                                          491,459           16,525
Merrill Lynch                                           139,602           16,054
Lehman Brothers                                          43,266            4,091
Franklin Resources                                       90,978            2,764
Paine Webber                                             51,500            2,343
T. Rowe Price Associates                                 43,800            1,863
Bear Stearns                                             43,447            1,809
                                                                        --------
                                                                          79,460
                                                                        --------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands
Thrift Institutions 0.2%

Washington Mutual                                     202,979           $  5,861
Golden West Financial                                  58,054              2,369
                                                                        --------
                                                                           8,230
                                                                        --------
Total Financial                                                          584,670
                                                                        --------
HEALTH CARE 12.2%

Drugs 8.4%
Pfizer                                              2,276,414            109,268
Merck                                                 831,138             63,686
Bristol-Myers Squibb                                  715,076             41,653
Eli Lilly                                             406,301             40,579
American Home Products                                470,953             27,669
Schering-Plough                                       529,710             26,750
Amgen *                                               371,086             26,080
Pharmacia                                             456,728             23,607
Cardinal Health                                       100,786              7,458
MedImmune *                                            72,700              5,378
Allergan                                               47,928              3,571
Biogen *                                               54,100              3,488
McKesson HBOC                                         102,678              2,150
Watson Pharmaceuticals *                               34,900              1,876
Sigma Aldrich                                          36,105              1,057
                                                                        --------
                                                                         384,270
                                                                        --------
Medical Products 3.4%
Johnson & Johnson                                     501,490             51,089
Tyco International                                    609,414             28,871
Abbott Laboratories                                   559,135             24,916
Medtronic                                             430,358             21,437
Baxter International                                  104,611              7,355
Guidant *                                             110,581              5,474
Boston Scientific *                                   150,963              3,312
Becton, Dickinson                                      90,445              2,595
ALZA *                                                 36,476              2,157
Bausch & Lomb                                          21,059              1,629
Biomet                                                 40,892              1,573
St. Jude Medical *                                     30,167              1,384

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Mallinckrodt                                             24,368        $   1,059
C. R. Bard                                               18,226              877
                                                                       ---------
                                                                         153,728
                                                                       ---------
Medical Providers & Services 0.4%
HCA - The Healthcare Corporation                        202,438            6,149
UnitedHealth Group                                       60,942            5,226
Tenet Healthcare                                        112,289            3,032
Wellpoint Health Networks *                              22,900            1,659
HealthSouth *                                           137,679              989
Humana *                                                 57,615              281
Manor Care *                                             38,957              272
                                                                       ---------
                                                                          17,608
                                                                       ---------
Total Health Care                                                        555,606
                                                                       ---------
INDUSTRIAL 6.1%
Defense and Aerospace 0.8%
Boeing                                                  327,330           13,686
Honeywell International                                 285,206            9,608
General Dynamics                                         72,079            3,766
Lockheed Martin                                         142,775            3,543
Raytheon (Class B)                                      122,748            2,363
TRW                                                      43,471            1,885
Northrop Grumman                                         24,513            1,624
B. F. Goodrich                                           39,184            1,335
                                                                       ---------
                                                                          37,810
                                                                       ---------
Heavy Electrical Equipment 4.5%
GE                                                    3,575,716          189,513
Emerson Electric                                        156,359            9,440
American Power Conversion *                              69,200            2,822
Rockwell International                                   67,625            2,130
Cooper Industries                                        32,920            1,072
Cummins Engine                                           15,869              432
Thomas & Betts                                           20,691              396
                                                                       ---------
                                                                         205,805
                                                                       ---------
Heavy Machinery 0.1%
Deere                                                    84,040            3,109
                                                                       ---------
                                                                           3,109
                                                                       ---------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Industrial Parts 0.7%
United Technologies                                    171,824         $  10,116
Illinois Tool Works                                    108,683             6,195
Caterpillar                                            128,789             4,363
Textron                                                 52,879             2,872
Ingersoll-Rand                                          57,779             2,326
Parker Hannifin                                         41,051             1,406
Genuine Parts                                           63,862             1,277
ITT Industries                                          32,048               973
Pall                                                    43,607               807
Stanley Works                                           32,441               771
Snap-On                                                 20,289               540
Timken                                                  21,367               398
Briggs & Stratton                                        8,207               281
                                                                       ---------
                                                                          32,325
                                                                       ---------
Total Industrial                                                         279,049
                                                                       ---------

RETAIL 5.6%

Clothing Stores 0.4%
The Gap                                                307,364             9,605
The Limited                                            155,642             3,366
TJX                                                    111,482             2,090
Nordstrom                                               50,434             1,217
                                                                       ---------
                                                                          16,278
                                                                       ---------
Department Stores 2.7%
Wal-Mart                                             1,610,850            92,825
Target                                                 164,508             9,541
Kohl's *                                               116,922             6,504
Sears                                                  135,785             4,430
May Department Stores                                  119,881             2,877
Federated Department Stores *                           75,017             2,532
J.C. Penney                                             95,628             1,763
Kmart *                                                179,656             1,224
Dillards                                                37,443               459
                                                                       ---------
                                                                         122,155
                                                                       ---------
Grocery Stores 0.5%
Safeway *                                              184,215             8,313
Kroger *                                               300,878             6,638

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Albertson's                                           151,579           $  5,040
Winn-Dixie                                             53,500                766
A&P                                                    14,230                236
                                                                       ---------
                                                                          20,993
                                                                       ---------
Specialty Retail 2.0%
Home Depot                                            835,025             41,699
Walgreen                                              362,689             11,674
Lowes                                                 138,197              5,675
CVS                                                   141,161              5,646
Costco Wholesale *                                    160,644              5,306
Best Buy *                                             73,900              4,674
RadioShack                                             70,120              3,322
Staples *                                             169,653              2,614
Circuit City Stores                                    73,302              2,433
Dollar General                                        117,436              2,290
Bed Bath & Beyond *                                    50,400              1,825
Tiffany & Company                                      26,270              1,773
Toys "R" Us *                                          90,350              1,316
AutoZone *                                             52,625              1,158
Office Depot *                                        118,500                741
Rite Aid                                               93,696                615
Consolidated Stores *                                  42,235                507
Longs Drug Stores                                      13,499                293
                                                                       ---------
                                                                          93,561
                                                                       ---------
Total Retail                                                             252,987
                                                                       ---------

TECHNOLOGY 33.3%

Communications Equipment 4.6%
Nortel Networks                                     1,069,112             72,967
Lucent Technologies                                 1,175,251             69,634
Motorola                                              776,702             22,573
QUALCOMM *                                            266,000             15,952
ADC Telecommunications *                              122,000             10,229
Tellabs *                                             148,042             10,136
Comverse Technology *                                  54,800              5,098
Scientific-Atlanta                                     56,522              4,211
                                                                       ---------
                                                                         210,800
                                                                       ---------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Computer Communications Equipment 3.6%
Cisco Systems *                                       2,514,096        $ 159,724
Cabletron Systems *                                      64,552            1,630
Adaptec *                                                38,200              870
                                                                         -------
                                                                         162,224
                                                                         -------
Computer Makers 3.8%
Sun Microsystems *                                      572,544           52,083
Dell Computer *                                         929,297           45,855
Hewlett-Packard                                         362,290           45,241
COMPAQ Computer                                         610,297           15,601
Gateway 2000 *                                          113,992            6,469
Apple Computer *                                        115,330            6,037
                                                                         -------
                                                                         171,286
                                                                         -------
Computer Software 8.2%
Microsoft *                                           1,903,254          152,202
Oracle *                                              1,024,332           86,076
IBM                                                     640,864           70,215
VERITAS Software *                                      140,100           15,827
Siebel Systems *                                         72,000           11,779
Computer Associates                                     212,036           10,853
Adobe Systems                                            43,146            5,605
BMC Software *                                           88,181            3,216
Mercury Interactive *                                    28,700            2,778
Sapient *                                                21,000            2,245
Unisys *                                                113,062            1,646
PeopleSoft *                                             95,227            1,592
NCR *                                                    35,300            1,375
Compuware *                                             128,570            1,330
Sabre Holdings                                           45,750            1,304
Citrix Systems *                                         64,400            1,221
Novell *                                                119,246            1,105
Parametric Technology *                                  95,888            1,052
Autodesk                                                 21,608              750
                                                                         -------
                                                                         372,171
                                                                         -------
Electronic Equipment 1.8%
Corning                                                  99,432           26,834
Agilent Technologies *                                  162,065           11,952
Solectron *                                             213,426            8,937
PE Biosystems                                            74,284            4,894

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands
Sanmina *                                                  53,600        $ 4,581
Teradyne *                                                 61,700          4,535
KLA-Tencor *                                               66,402          3,891
Molex                                                      70,825          3,413
Dover                                                      74,143          3,007
Danaher                                                    51,839          2,563
Eaton                                                      26,127          1,751
Tektronix                                                  17,039          1,261
Millipore                                                  15,827          1,193
Thermo Electron *                                          55,988          1,179
Andrew *                                                   28,852            969
Crane                                                      24,132            587
                                                                         -------
                                                                          81,547
                                                                         -------
Information Services 0.7%
Automatic Data Processing                                 227,326         12,176
First Data                                                150,398          7,464
Electronic Data Systems                                   170,359          7,027
Computer Sciences *                                        59,919          4,475
Convergys *                                                55,000          2,853
                                                                         -------
                                                                          33,995
                                                                         -------
Internet 2.0%
America Online *                                          829,180         43,739
Yahoo! *                                                  195,500         24,224
Broadcom *                                                 77,450         16,638
3Com *                                                    124,396          7,164
                                                                         -------
                                                                          91,765
                                                                         -------
Miscellaneous Computer Hardware 1.9%
EMC *                                                     784,280         60,341
Network Appliance *                                       109,800          8,835
Xerox                                                     240,799          4,997
Seagate Technology *                                       81,028          4,457
Pitney Bowes                                               95,985          3,839
Lexmark International Group (Class A) *                    45,800          3,080
                                                                         -------
                                                                          85,549
                                                                         -------
Semiconductor Capital Equipment 0.6%
Applied Materials *                                       290,538         26,339
Novellus Systems *                                         45,200          2,558
                                                                         -------
                                                                          28,897
                                                                         -------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Semiconductors 6.1%
Intel                                               1,210,366          $ 161,773
Texas Instruments                                     590,684             40,573
Micron Technology *                                   200,264             17,636
Analog Devices *                                      126,300              9,599
Xilinx *                                              115,700              9,556
Altera *                                               71,900              7,327
Linear Technology                                     112,200              7,170
Maxim Integrated Products *                            99,800              6,777
LSI Logic *                                           110,854              6,000
Advanced Micro Devices *                               55,095              4,256
Conexant Systems *                                     76,200              3,712
National Semiconductor *                               61,111              3,468
PerkinElmer                                            17,592              1,163
                                                                      ----------
                                                                         279,010
                                                                      ----------
Total Technology                                                       1,517,244
                                                                      ----------
TELECOMMUNICATIONS 6.7%
Telephones 5.8%
SBC Communications                                  1,229,419             53,172
Bell Atlantic                                         583,898             28,434
WorldCom *                                          1,030,124             47,289
AT&T                                                1,356,851             42,911
BellSouth                                             678,617             28,926
GTE                                                   365,521             21,814
Sprint                                                313,996             16,014
U S West                                              182,050             15,611
Global Crossing Limited *                             317,260              8,358
Centurytel                                             49,950              1,436
                                                                      ----------
                                                                         263,965
                                                                      ----------
Wireless Telecommunications 0.9%
Sprint PCS *                                          329,312             19,594
Nextel Communications *                               272,926             16,691
ALLTEL                                                112,727              6,982
                                                                      ----------
                                                                          43,267
                                                                      ----------
Total Telecommunications                                                 307,232
                                                                      ----------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

TRANSPORTATION 0.6%
Airlines 0.2%
Southwest Airlines                                       179,380 $         3,397
Delta                                                     48,039           2,429
AMR *                                                     53,597           1,417
USAir *                                                   27,219           1,062
                                                                      ----------
                                                                           8,305
                                                                      ----------
Railroads 0.3%
Burlington Northern Santa Fe                             164,505           3,774
Kansas City Southern Industries                           40,200           3,565
Union Pacific                                             90,184           3,354
Norfolk Southern                                         137,901           2,051
CSX                                                       77,278           1,637
                                                                      ----------
                                                                          14,381
                                                                      ----------
Trucking, Shipping and Air Freight 0.1%
FedEx *                                                  107,986           4,103
                                                                      ----------
                                                                           4,103
                                                                      ----------
Total Transportation                                                      26,789
                                                                      ----------

UTILITIES 1.8%
Electrical Utilities 1.6%
Duke Energy                                              132,262           7,456
AES *                                                    156,602           7,145
Southern                                                 243,222           5,670
Dominion Resources                                        88,126           3,779
American Electric Power                                  117,117           3,470
PG&E                                                     139,364           3,432
FPL Group                                                 63,936           3,165
TXU                                                       99,361           2,931
Unicom                                                    71,060           2,749
Public Service Enterprise                                 78,732           2,726
PECO Energy                                               67,588           2,725
Edison International                                     126,868           2,601
Entergy                                                   89,961           2,446
Consolidated Edison                                       80,200           2,376
FirstEnergy                                               85,480           1,998

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

CP&L Energy                                             57,998        $    1,852
Constellation Energy Group                              54,045             1,760
Ameren                                                  49,452             1,669
Florida Progress                                        35,500             1,664
DTE Energy                                              52,288             1,598
CINergy                                                 55,953             1,423
Sempra Energy                                           83,480             1,419
New Century Energies                                    40,893             1,227
GPU                                                     45,167             1,222
PPL                                                     51,309             1,126
Northern States Power                                   54,299             1,096
Pinnacle West Capital                                   30,800             1,043
Niagara Mohawk *                                        70,033               976
CMS Energy                                              42,300               936
                                                                      ----------
                                                                          73,680
                                                                      ----------
Gas Utilities 0.2%

El Paso Energy                                          81,952             4,174
Columbia Energy Group                                   28,999             1,903
Eastern Enterprises                                      9,976               629
NICOR                                                   17,455               569
Peoples Energy                                          13,423               435
ONEOK                                                   10,775               280
                                                                      ----------
                                                                           7,990
                                                                      ----------
Total Utilities                                                           81,670
                                                                      ----------
MISCELLANEOUS 0.2%

Transocean Sedco Forex                                  75,742             4,048
Reliant Energy                                         105,743             3,126
Visteon *                                               55,026               667
                                                                      ----------
Total Miscellaneous                                                        7,841
                                                                      ----------
Total Common Stocks (Cost $2,929,770)                                  4,536,566
                                                                      ----------
Short-Term Investments 1.2%

U.S. Government Obligations 0.1%

U.S. Treasury Bills, 5.56%, 8/31/00                 $5,500,000             5,448
                                                                      ----------
                                                                           5,448
                                                                      ----------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Money Market Funds 1.1%

Reserve Investment Fund, 6.68% #                     48,758,985      $    48,759
                                                                      ----------
                                                                          48,759
                                                                      ----------
Total Short-Term Investments (Cost $54,207)                               54,207
                                                                      ----------

Total Investments in Securities

100.8% of Net Assets (Cost $2,983,977)                               $ 4,590,773

Futures Contracts

In thousands
                                                      Contract    Unrealized
                                       Expiration     Value       Gain (Loss)
                                       --------------------------------------

Long, 58 S&P 500 Index contracts,
$3,325,000 of U.S. Treasury Bills
pledged as initial margin                    9/00     $ 21,287    $   195

Net payments (receipts) of variation
margin to date                                                        293
                                                                  -------
Variation margin receivable
(payable) on open futures contracts                                         488

Other Assets Less Liabilities                                           (35,801)
                                                                    ------------
NET ASSETS                                                          $ 4,555,460
                                                                    ------------

  #  Seven-day yield
  *  Non-income producing
ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000

-----------------------------------
Statement of Assets And Liabilities
--------------------------------------------------------------------------------
In thousands
Assets
Investments in securities, at value (cost $2,983,977)                 $4,590,773
Securities lending collateral                                             49,810
Other assets                                                             213,730
                                                                      ----------
Total assets                                                           4,854,313
                                                                      ----------
Liabilities
Obligation to return securities lending collateral                        49,810
Other liabilities                                                        249,043
                                                                      ----------
Total liabilities                                                        298,853
                                                                      ----------
NET ASSETS                                                            $4,555,460

Net Assets Consist of:
Accumulated net investment income - net of distributions              $    1,225
Accumulated net realized gain/loss - net of distributions                144,886
Net unrealized gain (loss)                                             1,606,991
Paid-in-capital applicable to 116,343,911 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                     2,802,358
                                                                      ----------
NET ASSETS                                                            $4,555,460
                                                                      ----------
NET ASSETS VALUE PER SHARE                                            $    39.16
                                                                      ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
Unaudited

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands




                                                                        6 Months
                                                                           Ended
                                                                       6/30/2000

Investment Income (Loss)
Income
        Dividend                                                         26,761
        Interest                                                      $   1,886
        Securities lending                                                  217
                                                                      ---------
        Total income                                                     28,864
                                                                      ---------
Expenses
        Shareholder servicing                                             4,911
        Investment management                                             2,748
        Prospectus and shareholder reports                                  250
        Custody and accounting                                              132
        Registration                                                         45
        Legal and audit                                                      27
        Directors                                                             8
        Miscellaneous                                                       180
        Total expenses                                                    8,301
        Expenses paid indirectly                                             (3)
        Net expenses                                                      8,298
Net investment income (loss)                                             20,566
                                                                      ---------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
        Securities                                                      148,808
        Futures                                                          (1,925)
        Net realized gain (loss)                                        146,883
Change in net unrealized gain or loss
        Securities                                                     (206,231)
        Futures                                                          (2,070)
        Change in net unrealized gain or loss                          (208,301)
Net realized and unrealized gain (loss)                                 (61,418)
                                                                      ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ (40,852)
                                                                      ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
Unaudited

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                               6 Months           Year
                                                                  Ended          Ended
                                                                6/30/00       12/31/99
Increase (Decrease) in Net Assets
Operations
        Net investment income (loss)                        $    20,566    $    42,265
        Net realized gain (loss)                                146,883         38,883
        Change in net unrealized gain or loss                  (208,301)       734,191
        Increase (decrease) in net assets from operations       (40,852)       815,339
Distributions to shareholders
        Net investment income                                   (19,495)       (41,749)
        Net realized gain                                        (3,660)       (37,895)
        Decrease in net assets from distributions               (23,155)       (79,644)
Capital share transactions *
        Shares sold                                           1,051,461      2,286,358
        Distributions reinvested                                 22,641         77,944
        Shares redeemed                                      (1,503,841)    (1,398,640)
        Redemption fees received                                    115            241
        Increase (decrease) in net assets from capital
        share transactions                                     (429,624)       965,903
Net Assets
Increase (decrease) during period                              (493,631)     1,701,598
Beginning of period                                           5,049,091      3,347,493
End of period                                               $ 4,555,460    $ 5,049,091
                                                            --------------------------
*Share information
        Shares sold                                              27,188         64,085
        Distributions reinvested                                    565          2,133
        Shares redeemed                                         (39,036)       (38,868)
        Increase (decrease) in shares outstanding               (11,283)        27,350



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
Unaudited                                                          June 30, 2000

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Market Index Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's (S&P) 500 Stock Index by investing in all of the stocks in the S&P 500 in proportion to its weight in the index.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At June 30, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At June 30, 2000, the value of loaned securities was $52,470,000; aggregate collateral consisted of $49,810,000 in the securities lending collateral pool and U.S. government securities valued at $4,399,000.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $234,239,000 and $633,612,000, respectively, for the six months ended June 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $2,983,977,000. Net unrealized gain aggregated $1,606,796,000 at period-end, of which $1,830,991,000 related to appreciated investments and $224,195,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $725,000 was payable at June 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 2001, which would cause the fund's ratio of total expenses to average net assets to exceed 0.35%. Thereafter, through December 31, 2003, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to this agreement, $811,000 of management fees were not accrued by the fund for the six months ended June 30, 2000. Additionally $1,272,000 of unaccured management fees related to a previous expense limitation are subject to reimbursement through December 31, 2001.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,515,000 for the six months ended June 30, 2000, of which $1,027,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $1,737,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services


   Investment Services and Information


     Knowledgeable Service Representatives

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person  Available in T. Rowe Price Investor Centers.


     Account Services

     Checking  Available on most fixed-income funds ($500 minimum).

     Automatic Investing  From your bank account or paycheck.

     Automatic Withdrawal  Scheduled, automatic redemptions.

     Distribution Options  Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(r) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     Brokerage services*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     Investment Information

     Combined Statement  Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update  Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
     ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. Rowe Price Mutual Funds


STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value


International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MATKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


* Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

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

T. Rowe Price Advisory Services and Retirement Resources



   Advisory Services, Retirement Resources

     T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     Advisory Services

     T. Rowe Price Retirement Income ManagerSM helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     RETIREMENT RESOURCES AT T. ROWE PRICE

     Traditional, Roth, and Rollover IRAs
     SEP-IRA and SIMPLE IRA
     Profit Sharing
     Money Purchase Pension
     "Paired" Plans (Money Purchase
      Pension and Profit Sharing Plans)
     401(k) and 403(b)
     457 Deferred Compensation

     Planning and Informational Guides

     Minimum Required Distributions Guide
     Retirement Planning Kit
     Retirees Financial Guide
     Tax Considerations for Investors

     Insights Reports

     The Challenge of Preparing for Retirement
     Financial Planning After Retirement
     The Roth IRA: A Review

     Software Packages

     T. Rowe Price Retirement Planning AnalyzerTM CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95. T. Rowe Price Variable Annuity AnalyzerTM CD-ROM or diskette, free. To order, please call 1-800-469-5304.

     T. Rowe Price Immediate Variable Annuity (Income Account)

     Investment Kits

     We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

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

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain
information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site.

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO]

T. Rowe Price Investment Services, Inc., Distributor.   F50-051  6/30/00>



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